UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22251
Investment Company Act file number:

Hatteras VC Co-Investment Fund II, LLC
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Address of principal executive offices) (Zip code)

David B. Perkins
8510 Colonnade Center Drive, Suite 150
Raleigh, North Carolina 27615
 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins
Hatteras VC Co-Investment Fund II

Date   August 25, 2020